Organization and Summary of Significant Accounting Policies (Details Narrative) - Nickel Road Operating LLC [Member] - USD ($)				1 Months Ended		9 Months Ended
	Aug. 15, 2024	Jan. 11, 2024	Mar. 01, 2023	Oct. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
Product Information [Line Items]
Allowance for credit losses						$ 0			$ 0
Accounts receivable								$ 6,556,000		$ 4,059,000
Depletion expense						10,675,000	$ 12,810,000
Impairment of proved oil and gas properties						28,954,000	0
Impairment of unproved oil and gas properties						765,000	0
Cash proceeds from sale of oil and gas properties						5,372,679	6,547,375
Gain on sale of oil and gas properties						5,372,679	6,261,551
Non-refundable escrow proceeds				$ 49,616,000	$ 6,000,000
Transactions costs					$ 627,000
Unamortized debt issuance costs						444,000			$ 444,000
Amortization of debt issuance costs						$ 46,385	$ 74,949
Asset Purchase Agreement [Member]
Product Information [Line Items]
Escrow amount	$ 9,000,000
Escrow receivable	6,000,000
Asset Purchase Agreement [Member] | Third Party [Member]
Product Information [Line Items]
Sale price of royalty interests in oil and gas properties			$ 7,000,000
Cash proceeds from sale of oil and gas properties			6,503,000
Oil and gas properties carrying value			2,017,000
Gain on sale of oil and gas properties			$ 4,486,000
Asset Purchase Agreement [Member] | Prairie Operating Co LLC [Member]
Product Information [Line Items]
Cash proceeds from sale of oil and gas properties	84,500,000	$ 83,000,000
Escrow amount		9,000,000
Cash consideration for existing permitted locations		$ 11,500,000
Escrow receivable	$ 3,000,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Largest Customer One [Member]
Product Information [Line Items]
Percentage of revenue						89.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Largest Customer Two [Member]
Product Information [Line Items]
Percentage of revenue						10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Largest Customer [Member]
Product Information [Line Items]
Percentage of revenue							90.00%
Accured Oil and Gas Sales [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Percentage of revenue						94.00%	93.00%